UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22983

Eaton Vance NextShares Trust II

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

January 31

Date of Fiscal Year End

July 31, 2018

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond NextShares (EVLMC)

Listing Exchange:  The NASDAQ Stock Market LLC

Semiannual Report

July 31, 2018

NextShares® is a registered trademark of NextShares Solutions LLC. All rights reserved.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing in NextShares, investors should consider carefully the investment objectives, risks, charges and expenses. This and other important information is contained in the prospectus and summary prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report July 31, 2018

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond NextShares

Table of Contents

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	31

Officers and Trustees	34

Important Notices	35

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond NextShares

July 31, 2018

Performance1,2,3

Portfolio Managers James H. Evans, CFA, Brian C. Barney, CFA and Christopher J. Harshman, CFA

% Average Annual Total Returns	Fund Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Portfolio Investor Inception	Since Fund Inception
Fund at NAV	03/30/2016	02/01/2010	0.88%	0.33%	5.61%	6.18%	1.68%
Fund at Market Price	03/30/2016	03/30/2016	0.88	0.33	—	—	1.68
Bloomberg Barclays 10 Year Municipal Bond Index	—	—	1.20%	0.31%	3.72%	4.25%	1.52%
Bloomberg Barclays 15 Year Municipal Bond Index	—	—	1.45	1.57	4.79	4.84	2.09

% Total Annual Operating Expense Ratios[4]
Gross							1.09%
Net							0.35

% Distribution Rates/Yields[5]
Distribution Rate at NAV							2.11%
SEC 30-day Yield – Subsidized							2.09
SEC 30-day Yield – Unsubsidized							0.58

Fund Profile6

Credit Quality (% of total investments)7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than indicated. The Fund’s performance at market price will differ from its results at net asset value (NAV). The market price used to calculate the Market Price return is the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. If you trade your shares at another time during the day, your return may differ. Returns are historical and are calculated by determining the percentage change in NAV or market price (as applicable) with all distributions reinvested at NAV or closing market price (as applicable) on the payment date of the distribution, and are net of management fees and other expenses. Returns are before taxes unless otherwise noted. Performance less than or equal to one year is cumulative. For performance as of the most recent month-end, including historical trading premiums/discounts relative to NAV, please refer to eatonvance.com.

2

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond NextShares

July 31, 2018

Endnotes and Additional Disclosures

[1]

Shares of NextShares funds are normally bought and sold in the secondary market through a broker, and may not be individually purchased or redeemed from the fund. In the secondary market, buyers and sellers transact with each other, rather than with the fund. Market trading prices of NextShares are linked to the fund’s next-computed net asset value (NAV) and will vary from NAV by a market-determined premium or discount, which may be zero. Buyers and sellers of NextShares will not know the value of their purchases and sales until after the fund’s NAV is determined at the end of the trading day. Market trading prices may vary significantly from anticipated levels. NextShares do not offer investors the opportunity to buy and sell intraday based on current (versus end-of-day) determinations of fund value. NextShares trade execution prices will fluctuate based on changes in NAV. Although limit orders may be used to control trading costs, they cannot be used to control or limit trade execution prices. As a new type of fund, NextShares have a limited operating history and may initially be available through a limited number of brokers. There can be no guarantee that an active trading market for NextShares will develop or be maintained, or that their listing will continue unchanged. Buying and selling NextShares may require payment of brokerage commissions and expose transacting shareholders to other trading costs. Frequent trading may detract from realized investment returns. The return on a shareholder’s NextShares investment will be reduced if the shareholder sells shares at a greater discount or narrower premium to NAV than he or she acquired the shares. NextShares funds issue and redeem shares only in specified creation unit quantities in transactions by or through authorized participants. In such transactions, a fund issues and redeems shares in exchange for the basket of securities, other instruments and/or cash that the fund specifies each business day. A fund’s basket is not intended to be representative of the fund’s current portfolio positions and may vary significantly from current positions.

[2]

Bloomberg Barclays 10 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 8-12 years. Bloomberg Barclays 15 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from
12-17 years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

The Fund pursues its investment objective by investing in a separate investment fund (the Portfolio). The returns at NAV for periods before the date the Fund commenced operations are for a mutual fund that invests in the Portfolio (the Portfolio Investor). The performance during such period does not represent the performance of the Fund. The prior investment performance of the Portfolio Investor (rather than the Portfolio itself) is shown because it reflects the expenses typically borne by a retail fund investing in the Portfolio. The Portfolio Investor returns are not adjusted to reflect differences between the total net operating expenses of the Fund and the Portfolio Investor during the periods shown. If such an adjustment were made, the performance presented would be higher, because the Fund’s total net operating expenses are lower than those of the Portfolio Investor. Performance is for a share class of the Portfolio Investor offered at net asset value. Performance presented in the Financial Highlights included in the financial statements is not linked.

Prior to April 15, 2015, the Portfolio Investor had a different name and investment objective and employed a different investment strategy from the Portfolio Investor’s current investment strategy. Performance prior to April 15, 2015 reflects the Portfolio Investor’s performance under its former investment objective and policies.

[4]

Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 5/31/19. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[5]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. The SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ. Subsidized yield reflects the effect of fee waivers and expense reimbursements.

[6]

Fund primarily invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund and may also invest directly. Unless otherwise noted, references to investments are to the aggregate holdings of the Fund and the Portfolio.

[7]

Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Fund profile subject to change due to active management.

3

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond NextShares

July 31, 2018

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2018 – July 31, 2018).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions on purchases and sales of Fund shares. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (2/1/18)	Ending Account Value (7/31/18)	Expenses Paid During Period* (2/1/18 – 7/31/18)		Annualized Expense Ratio

Actual
	$1,000.00	$1,008.80	$1.74	**	0.35%

Hypothetical
(5% return per year before expenses)
	$1,000.00	$1,023.10	$1.76	**	0.35%

*

Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2018. The Example reflects the expenses of both the Fund and the Portfolio.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

4

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond NextShares

July 31, 2018

Statement of Assets and Liabilities (Unaudited)

Assets	July 31, 2018
Investment in 5-to-15 Year Laddered Municipal Bond Portfolio, at value (identified cost, $6,932,783)	$7,046,692
Receivable from affiliate	8,557
Total assets	$7,055,249

Liabilities
Payable to affiliate:
Operations agreement fee	$296
Accrued expenses	80,817
Total liabilities	$81,113
Net Assets	$6,974,136

Sources of Net Assets
Paid-in capital	$7,101,000
Accumulated undistributed net investment income	12,862
Accumulated net realized loss from Portfolio	(253,635)
Net unrealized appreciation from Portfolio	113,909
Total	$6,974,136

Net Asset Value Per Share
($6,974,136 ÷ 700,000 shares issued and outstanding)	$9.96

5	See Notes to Financial Statements.

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond NextShares

July 31, 2018

Statement of Operations (Unaudited)

Investment Income	Six Months Ended July 31, 2018
Interest allocated from Portfolio	$86,835
Expenses allocated from Portfolio	(12,167)
Total investment income from Portfolio	$74,668

Expenses
Operations agreement fee	$1,723
Trustees’ fees and expenses	250
Custodian fee	9,850
Transfer and dividend disbursing agent fees	6,808
Legal and accounting services	11,635
Printing and postage	4,934
Listing fee	3,550
Intraday pricing fee	6,000
Miscellaneous	5,492
Total expenses	$50,242
Deduct —
Allocation of expenses to affiliate	$50,182
Total expense reductions	$50,182

Net expenses	$60

Net investment income	$74,608

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions	$(41,476)
Net realized loss	$(41,476)
Change in unrealized appreciation (depreciation) —
Investments	$29,724
Net change in unrealized appreciation (depreciation)	$29,724

Net realized and unrealized loss	$(11,752)

Net increase in net assets from operations	$62,856

6	See Notes to Financial Statements.

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond NextShares

July 31, 2018

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended July 31, 2018 (Unaudited)	Year Ended January 31, 2018
From operations —
Net investment income	$74,608	$320,674
Net realized loss	(41,476)	(31,533)
Net change in unrealized appreciation (depreciation)	29,724	619,608
Net increase in net assets from operations	$62,856	$908,749
Distributions to shareholders —
From net investment income	$(74,900)	$(313,820)
Total distributions to shareholders	$(74,900)	$(313,820)
Transactions in Fund shares —
Proceeds from sale of shares	$—	$1,472,279
Cost of shares redeemed	—	(17,145,569)
Transaction fees	—	35,374
Net decrease in net assets from Fund share transactions	$—	$(15,637,916)
Other capital —
Portfolio transaction fee contributed to Portfolio	$(156)	$(11,024)
Portfolio transaction fee allocated from Portfolio	1,385	11,325
Net increase in net assets from other capital	$1,229	$301

Net decrease in net assets	$(10,815)	$(15,042,686)

Net Assets
At beginning of period	$6,984,951	$22,027,637
At end of period	$6,974,136	$6,984,951

Accumulated undistributed net investment income included in net assets
At end of period	$12,862	$13,154

Changes in shares outstanding(1)
Shares outstanding, beginning of period	700,000	2,250,000
Shares sold	—	150,000
Shares redeemed	—	(1,700,000)
Shares outstanding, end of period	700,000	700,000

(1)	Shares have been restated to reflect a 2-for-1 stock split effective March 9, 2018 (see Note 6).

7	See Notes to Financial Statements.

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond NextShares

July 31, 2018

Financial Highlights

	Six Months Ended July 31, 2018 (Unaudited)		Year Ended January 31, 2018(1)	Period Ended January 31, 2017(1)(2)
Net asset value — Beginning of period	$9.980		$9.790	$10.000

Income (Loss) From Operations
Net investment income(3)	$0.107		$0.229	$0.149
Net realized and unrealized gain (loss)	(0.022)		0.175	(0.238)

Total income (loss) from operations	$0.085		$0.404	$(0.089)

Less Distributions
From net investment income	$(0.107)		$(0.214)	$(0.110)

Total distributions	$(0.107)		$(0.214)	$(0.110)

Portfolio transaction fee, net(3)	$0.002		$0.000 (4)	$(0.011)

Net asset value — End of period	$9.960		$9.980	$9.790

Total Return on Net Asset Value(5)(6)	0.88	%(7)	4.13%	(1.03	)%(7)

Ratios/Supplemental Data
Net Assets, end of period (000’s omitted)	$6,974		$6,985	$22,028
Ratios (as a percentage of average daily net assets):(8)
Expenses(6)	0.35	%(9)	0.35%	0.35	%(9)
Net investment income	2.17	%(9)	2.28%	1.77	%(9)
Portfolio Turnover of the Portfolio	40	%(7)	35%	30	%(7)(10)

(1)	Per share data have been restated to reflect a 2-for-1 stock split effective March 9, 2018 (see Note 6).

(2)	For the period from the start of business, March 30, 2016, to January 31, 2017.

(3)	Computed using average shares outstanding.

(4)	Amount is less than $0.0005.

(5)

Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of a market-determined premium or discount. Investment returns assume that all distributions have been reinvested at net asset value.

(6)

The investment adviser and administrator of the Fund and the investment adviser of the Portfolio reimbursed certain operating expenses (equal to 1.47%, 0.74% and 1.10% of average daily net assets for the six months ended July 31, 2018, the year ended January 31, 2018 and the period ended January 31, 2017, respectively). Absent this reimbursement, total return would be lower.

(7)	Not annualized.

(8)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(9)	Annualized.

(10)	For the period from the Portfolio’s start of business, March 28, 2016, to January 31, 2017.

8	See Notes to Financial Statements.

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond NextShares

July 31, 2018

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond NextShares (the Fund) is a diversified series of Eaton Vance NextShares Trust II (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund is an exchange-traded managed fund operating pursuant to an order issued by the SEC granting an exemption from certain provisions of the 1940 Act. Individual shares of the Fund may be purchased and sold only on a national securities exchange or alternative trading system through a broker-dealer that offers NextShares, and may not be directly purchased or redeemed from the Fund. Market trading prices for the Fund are directly linked to the Fund’s next-computed net asset value per share (NAV) and will vary from NAV by a market-determined premium or discount, which may be zero. The Fund invests all of its investable assets in interests in 5-to-15 Year Laddered Municipal Bond Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (1.1% at July 31, 2018). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by the Portfolio’s investments in municipal obligations, which are exempt from regular federal income tax when received by the Portfolio, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of July 31, 2018, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade date basis.

H  Interim Financial Statements — The interim financial statements relating to July 31, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make monthly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions are paid in cash and cannot be automatically reinvested in additional shares of the Fund. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are determined in accordance with income tax regulations,

9

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond NextShares

July 31, 2018

Notes to Financial Statements (Unaudited) — continued

which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At January 31, 2018, the Fund, for federal income tax purposes, had deferred capital losses of $297,991 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at January 31, 2018, $244,032 are short-term and $53,959 are long-term.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.32% of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser and receive an advisory fee (“Direct Assets”) up to $1 billion and is payable monthly. On Direct Assets of $1 billion and over, the annual fee is reduced. For the six months ended July 31, 2018, the Fund incurred no investment adviser fee on Direct Assets. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s investment adviser fee. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM also serves as the administrator of the Fund, but receives no compensation.

The Trust, on behalf of the Fund, has entered into an operations agreement with EVM pursuant to which EVM provides the Fund with services required for it to operate as a NextShares exchange-traded managed fund in accordance with the exemptive order obtained by EVM and the Trust. Pursuant to the agreement, the Fund pays EVM a monthly fee at an annual rate of 0.05% of the Fund’s average daily net assets provided the average net assets of NextShares funds sponsored by EVM (“Covered Assets”) are less than $10 billion. The annual rate is reduced if Covered Assets are $10 billion and above. For the six months ended July 31, 2018, the operations agreement fee amounted to $1,723 or 0.05% (annualized) of the Fund’s average daily net assets.

EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 0.35% of the Fund’s average daily net assets through May 31, 2019. Thereafter, the reimbursement may be changed or terminated at any time. Pursuant to this agreement, EVM was allocated $50,182 of the Fund’s operating expenses for the six months ended July 31, 2018.

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Investment Transactions

For the six months ended July 31, 2018, increases and decreases in the Fund’s investment in the Portfolio aggregated $47,175 and $127,166, respectively. In addition, a Portfolio transaction fee is imposed by the Portfolio on the combined daily inflows or outflows of the Fund and the Portfolio’s other investors as more fully described at Note 1H of the Portfolio’s Notes to Financial Statements included herein. Such fee is allocated to the Fund based on its pro-rata interest in the Portfolio. The amount of the Portfolio transaction fee imposed on the Fund, if any, and the allocation of such fee are presented as Other capital on the Statements of Changes in Net Assets.

5  Capital Share Transactions

The Trust may issue an unlimited number of shares of capital stock (no par value per share) in one or more series (such as the Fund). The Fund issues and redeems shares only in blocks of 25,000 shares or multiples thereof (“Creation Units”). The Fund issues and redeems Creation Units in return for the securities, other instruments and/or cash (the “Basket”) that the Fund specifies each business day. Creation Units may be purchased or redeemed only by or through Authorized Participants, which are broker-dealers or institutional investors that have entered into agreements with the Fund’s distributor for this purpose. The Fund imposes a transaction fee on Creation Units issued and redeemed to offset the estimated cost to the Fund of processing the transaction, which is paid by the Authorized Participants directly to a third-party administrator. In addition, Authorized Participants pay the Fund a variable charge for converting the Basket to or from the desired portfolio composition. Such variable charges are reflected as Transaction fees on the Statements of Changes in Net Assets.

At July 31, 2018, EVM owned approximately 95.6% of the outstanding shares of the Fund.

6  Stock Split

The Trustees of the Fund approved a 2-for-1 stock split, effective March 9, 2018. The stock split had no impact on the net assets of the Fund or the overall value of a shareholder’s investment in the Fund.

10

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2018

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 97.5%
Security	Principal Amount (000’s omitted)	Value

Bond Bank — 0.0%(1)
New York Environmental Facilities Corp., Revolving Fund Revenue, 5.00%, 6/15/29	$50	$51,461
		$51,461

Education — 6.4%
Alabama Public School and College Authority, 5.00%, 5/1/23	$500	$567,595
Alabama Public School and College Authority, 5.00%, 5/1/24	500	577,810
Brownsburg 1999 School Building Corp., IN, 5.00%, 2/5/24	235	268,565
Brownsburg 1999 School Building Corp., IN, 5.00%, 2/5/25	200	231,552
Brownsburg 1999 School Building Corp., IN, 5.00%, 2/5/26	565	658,626
Colorado Educational and Cultural Facilities Authority, (University of Denver), 4.00%, 3/1/30	150	160,685
Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/23	700	788,718
Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/24	1,000	1,139,570
Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/25	875	1,007,090
Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/26	1,000	1,155,940
Florida Higher Educational Facilities Financing Authority, (Nova Southeastern University), 5.00%, 4/1/28	400	454,100
Florida Higher Educational Facilities Financing Authority, (Nova Southeastern University), 5.00%, 4/1/29	1,000	1,130,870
Florida Higher Educational Facilities Financing Authority, (Nova Southeastern University), 5.00%, 4/1/30	750	845,422
Florida Higher Educational Facilities Financing Authority, (Nova Southeastern University), 5.00%, 4/1/31	250	280,903
Kokomo-Center Schools Building Corp., IN, 5.00%, 1/15/23	430	481,187
Kokomo-Center Schools Building Corp., IN, 5.00%, 7/15/23	235	265,597
Kokomo-Center Schools Building Corp., IN, 5.00%, 1/15/24	450	510,691
Kokomo-Center Schools Building Corp., IN, 5.00%, 7/15/24	385	440,675
Kokomo-Center Schools Building Corp., IN, 5.00%, 7/15/25	540	625,288
Kokomo-Center Schools Building Corp., IN, 5.00%, 1/15/26	555	641,863
Kokomo-Center Schools Building Corp., IN, 5.00%, 7/15/26	500	581,805
Louisiana Public Facilities Authority, (Tulane University), 5.00%, 12/15/27	1,105	1,276,308
Metropolitan State University of Denver, CO, (Aerospace and Engineering Sciences Building), 4.00%, 12/1/28	715	772,958
Metropolitan State University of Denver, CO, (Aerospace and Engineering Sciences Building), 4.00%, 12/1/29	400	429,404
Metropolitan State University of Denver, CO, (Aerospace and Engineering Sciences Building), 4.00%, 12/1/30	225	239,699
Metropolitan State University of Denver, CO, (Aerospace and Engineering Sciences Building), 4.00%, 12/1/31	300	317,775

Security	Principal Amount (000’s omitted)	Value

Education (continued)
Metropolitan State University of Denver, CO, (Aerospace and Engineering Sciences Building), 5.00%, 12/1/27	$625	$736,375
Nevada System of Higher Education, 5.00%, 7/1/24	1,000	1,133,210
New Hope Cultural Education Facilities Finance Corp., TX, (Texas A&M University - Cain Hall Redevelopment), 5.00%, 4/1/24	220	250,367
New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/33	300	356,424
New York Dormitory Authority, School Districts Revenue, 4.00%, 10/1/23	2,000	2,177,840
North Carolina Capital Facilities Finance Agency, (Davidson College), 5.00%, 3/1/29	200	219,612
Oregon Facilities Authority, (Linfield College), 5.00%, 10/1/23	100	112,917
Oregon Facilities Authority, (Linfield College), 5.00%, 10/1/26	150	169,617
Oregon Facilities Authority, (Linfield College), 5.00%, 10/1/27	425	475,924
Red River Education Financing Corp., TX, (Texas Christian University), 5.00%, 3/15/23	120	134,960
Red River Education Financing Corp., TX, (Texas Christian University), 5.00%, 3/15/24	100	114,381
Red River Education Financing Corp., TX, (Texas Christian University), 5.00%, 3/15/31	375	429,030
Rhode Island Health and Educational Building Corp., (Rhode Island School of Design), (LOC: TD Bank, N.A.), 0.98%, 8/15/36(2)	5,000	5,000,000
S.M. Educational Building Corp., MS, 5.00%, 9/1/25	250	291,205
Saginaw Valley State University, MI, 5.00%, 7/1/26	750	870,997
Saginaw Valley State University, MI, 5.00%, 7/1/27	750	863,505
Saginaw Valley State University, MI, 5.00%, 7/1/28	1,000	1,146,000
Tarrant County Cultural Education Facilities Finance Corp., TX, (Hendrick Medical Center), 5.00%, 9/1/23	250	280,783
University of California, 5.00%, 5/15/32	3,000	3,382,410
University of North Carolina at Chapel Hill, 1.802%, (67% of 1 mo. USD LIBOR + 0.40%), 11/9/22 (Put Date), 12/1/41(3)	4,250	4,281,620
University of North Carolina at Greensboro, 5.00%, 4/1/33	1,085	1,228,003
University of Washington, 5.00%, 4/1/25	2,500	2,928,225
Western Michigan University, 5.00%, 11/15/24	500	578,895
		$43,012,996

Electric Utilities — 4.5%
Brownsville, TX, Utilities System Revenue, 5.00%, 9/1/29	$1,000	$1,142,460
Energy Northwest, WA, Wind Project Revenue, 5.00%, 7/1/25	500	574,455
Energy Northwest, WA, Wind Project Revenue, 5.00%, 7/1/26	1,000	1,145,510
Fayetteville Public Works Commission, NC, 5.00%, 3/1/25	1,000	1,168,650
Garland, TX, Electric Utility System Revenue, 5.00%, 3/1/32	250	282,225
Los Angeles Department of Water and Power, CA, Power System Revenue, (SPA: TD Bank, N.A.), 0.53%, 7/1/34(2)	5,900	5,900,000

11	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Electric Utilities (continued)
Lower Colorado River Authority, TX, (LCRA Transmission Services Corp.), 5.00%, 5/15/24	$100	$114,721
Marquette Board of Light and Power, MI, 5.00%, 7/1/24	475	539,339
Marquette Board of Light and Power, MI, 5.00%, 7/1/25	345	394,966
Marquette Board of Light and Power, MI, 5.00%, 7/1/27	735	842,310
North Carolina Municipal Power Agency No. 1, (Catawba), 5.00%, 1/1/29	500	578,355
North Carolina Municipal Power Agency No. 1, (Catawba), 5.00%, 1/1/30	1,000	1,152,870
Orlando Utilities Commission, FL, Utility System Revenue, (SPA: TD Bank, N.A.), 0.97%, 10/1/33(2)	5,000	5,000,000
Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/23	1,325	1,478,448
Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/25	500	573,320
Redding Joint Powers Financing Authority, CA, Electric System Revenue, 4.00%, 6/1/23	125	136,998
Redding Joint Powers Financing Authority, CA, Electric System Revenue, 5.00%, 6/1/24	300	348,573
Redding Joint Powers Financing Authority, CA, Electric System Revenue, 5.00%, 6/1/26	250	294,917
Springfield Electric System Revenue, IL, 5.00%, 3/1/22	500	547,760
Springfield Electric System Revenue, IL, 5.00%, 3/1/27	250	281,400
Springfield Electric System Revenue, IL, 5.00%, 3/1/28	250	280,285
Springfield Electric System Revenue, IL, 5.00%, 3/1/29	250	279,178
Tallahassee, FL, Energy System Revenue, 5.00%, 10/1/27	300	345,549
Tallahassee, FL, Energy System Revenue, 5.00%, 10/1/28	400	459,492
Tallahassee, FL, Energy System Revenue, 5.00%, 10/1/29	1,120	1,283,128
Tallahassee, FL, Energy System Revenue, 5.00%, 10/1/30	1,500	1,711,095
Tallahassee, FL, Energy System Revenue, 5.00%, 10/1/31	1,000	1,138,280
Tallahassee, FL, Energy System Revenue, 5.00%, 10/1/33	1,500	1,692,825
Walnut Energy Center Authority, CA, 5.00%, 1/1/33	250	284,302
		$29,971,411

Escrowed / Prerefunded — 0.1%
Wisconsin Health and Educational Facilities Authority, (Ministry Health Care), Prerefunded to 8/15/22, 5.00%, 8/15/32	$500	$556,030
		$556,030

General Obligations — 31.7%
Addison, TX, 5.00%, 2/15/26	$270	$301,722
Agua Fria Union High School District No. 216, AZ, 4.00%, 7/1/29	175	189,037
Anchorage, AK, 5.00%, 9/1/23	750	857,002
Anchorage, AK, 5.00%, 9/1/24	250	289,785
Anchorage, AK, 5.00%, 9/1/25	750	878,932

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Anchorage, AK, 5.00%, 9/1/27	$780	$908,560
Arkansas, 5.00%, 10/1/23	3,045	3,489,387
Arkansas, 5.00%, 4/1/24	5,000	5,711,200
Arlington County, VA, 4.00%, 8/1/27	2,090	2,261,965
Avon, OH, 4.00%, 12/1/31	340	362,443
Bayfield School District No. 10 JT-R, CO, 5.00%, 12/1/32	1,250	1,432,025
Belding Area Schools, MI, 5.00%, 5/1/28	250	289,755
Belding Area Schools, MI, 5.00%, 5/1/30	250	287,118
Boston, MA, 4.00%, 4/1/30	1,500	1,636,380
Brookline, MA, 4.00%, 3/1/30	185	199,017
Bryan County School District, GA, 4.00%, 8/1/32	515	550,241
Bryant School District No. 25, AR, 3.00%, 2/1/26	300	304,299
Burlington, VT, 5.00%, 11/1/23	350	394,972
Burlington, VT, 5.00%, 11/1/24	180	205,312
Burlington, VT, 5.00%, 11/1/25	400	461,024
Burlington, VT, 5.00%, 11/1/26	150	174,146
Burlington, VT, 5.00%, 11/1/27	225	259,963
Burlington, VT, 5.00%, 11/1/28	370	426,029
California, 4.00%, 9/1/26	750	848,242
California, 4.00%, 9/1/27	240	263,791
California, 4.00%, 9/1/28	150	163,955
California, 4.00%, 9/1/31	400	432,084
California, 5.00%, 8/1/24	1,500	1,755,900
California, 5.00%, 8/1/26	2,010	2,384,604
California, 5.00%, 8/1/32	1,590	1,863,941
California, 5.25%, 9/1/23	500	554,320
California, (LOC: Sumitomo Mitsui Banking Co.), 0.65%, 5/1/40(2)	5,000	5,000,000
Cambridge, MA, 5.00%, 2/15/26	1,350	1,608,079
Central Dauphin School District, PA, 5.00%, 2/1/29	500	579,880
Collin County, TX, 5.00%, 2/15/25	1,605	1,867,626
Colonial School District, PA, 5.00%, 2/15/29	100	116,038
Colonial School District, PA, 5.00%, 2/15/31	100	115,410
Colonial School District, PA, 5.00%, 2/15/32	100	115,271
Colonial School District, PA, 5.00%, 2/15/33	200	229,988
Cook County School District No. 25, (Arlington Heights), IL, 5.00%, 12/15/29	1,000	1,143,050
Cook County School District No. 25, (Arlington Heights), IL, 5.00%, 12/15/30	2,000	2,276,600
Cook County School District No. 25, (Arlington Heights), IL, 5.00%, 12/15/31	1,000	1,135,930
Cook County School District No. 25, (Arlington Heights), IL, 5.00%, 12/15/32	630	712,662
Cuyahoga Community College District, OH, 4.00%, 2/1/27	1,000	1,077,140
Cuyahoga Community College District, OH, 4.00%, 2/1/28	750	802,102

12	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Dallas, TX, 5.00%, 2/15/23	$5,000	$5,624,200
Dallas, TX, 5.00%, 2/15/31	3,715	4,104,183
Deer Park Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/31	400	463,864
Deer Park Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/33	500	575,555
Deer Valley Unified School District No. 97, AZ, 5.00%, 7/1/23	250	284,303
Delaware, 5.00%, 2/1/29	1,000	1,212,070
Delaware, 5.00%, 2/1/32	1,150	1,376,665
Delaware County, OH, 4.00%, 12/1/27	150	163,407
Delaware County, OH, 4.00%, 12/1/28	255	274,444
Dowagiac Union School District, MI, 4.00%, 5/1/23	350	379,393
Dowagiac Union School District, MI, 4.00%, 5/1/24	250	272,330
Dowagiac Union School District, MI, 4.00%, 5/1/25	630	689,548
Dowagiac Union School District, MI, 4.00%, 5/1/26	350	382,372
Eagle-Vail Metropolitan District, CO, 4.00%, 12/1/29	75	81,956
Eagle-Vail Metropolitan District, CO, 4.00%, 12/1/30	175	190,482
Edgewood City School District, OH, 5.25%, 12/1/33	500	564,615
Edinburg, TX, 5.00%, 3/1/23	1,235	1,385,448
Edinburg, TX, 5.00%, 3/1/24	315	358,590
Edinburg, TX, 5.00%, 3/1/25	310	356,144
Fayette County School District, GA, 5.25%, 9/1/24	1,425	1,673,734
Flower Mound, TX, 4.00%, 3/1/27	1,000	1,082,900
Flower Mound, TX, 4.00%, 3/1/32	390	414,629
Flower Mound, TX, 5.00%, 3/1/27	510	596,771
Frisco Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/30	400	429,228
Georgia, 5.00%, 7/1/23	2,400	2,737,752
Georgia, 5.00%, 2/1/32	1,000	1,178,580
Glen Rock Board of Education, NJ, 5.00%, 9/1/30	250	289,360
Glen Rock Board of Education, NJ, 5.00%, 9/1/31	345	398,037
Granville Exempted Village School District, OH, 5.00%, 12/1/26	500	583,600
Harlandale Independent School District, TX, 5.00%, 8/1/29	845	976,676
Hawaii, 4.00%, 10/1/32	2,400	2,570,760
Homewood, AL, 5.00%, 9/1/28	2,000	2,338,240
Homewood, AL, 5.00%, 9/1/29	2,000	2,328,760
Houston, TX, 5.00%, 3/1/23	3,000	3,379,410
Hudson City School District, OH, 4.00%, 12/1/30	500	533,210
Hudson City School District, OH, 4.00%, 12/1/31	400	425,132
Hudson City School District, OH, 4.00%, 12/1/32	350	370,493
Jourdanton Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/23	340	367,962
Jourdanton Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/24	340	371,919
Jourdanton Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/25	555	609,828

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Jourdanton Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/26	$500	$551,945
Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/29	1,000	1,122,060
Kane, McHenry, Cook and DeKalb Counties Community Unit School District No. 300, IL, 5.00%, 1/1/28	2,370	2,740,289
King County, WA, 5.00%, 1/1/26	1,495	1,659,435
Lakeland, FL, 5.00%, 10/1/25	635	733,977
Lakeland, FL, 5.00%, 10/1/28	1,500	1,716,945
Lakeland, FL, 5.00%, 10/1/30	1,000	1,138,070
Lakewood, OH, 4.00%, 12/1/30	250	267,728
Laredo Community College District, TX, 5.00%, 8/1/23	165	186,166
Laredo Community College District, TX, 5.00%, 8/1/24	140	159,967
Laredo Community College District, TX, 5.00%, 8/1/25	110	126,790
Laredo Community College District, TX, 5.00%, 8/1/26	320	372,621
Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/29	2,380	1,619,971
Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/31	850	521,773
Lewisville Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/27	1,600	1,750,720
Little Rock School District, AR, 3.00%, 2/1/23	400	406,856
Massachusetts, 4.00%, 4/1/33	5,000	5,156,750
McLean County Public Building Commission, IL, 5.00%, 12/1/28	200	228,598
Miami-Dade County School District, FL, 5.00%, 3/15/28	300	343,125
Miami-Dade County, FL, 5.00%, 7/1/29	1,000	1,154,380
Miamisburg City School District, OH, 4.00%, 12/1/31	300	318,789
Milpitas Unified School District, CA, (Election of 2012), 4.00%, 8/1/32	560	590,212
Minneapolis Special School District No. 1, MN, 3.00%, 2/1/23	250	258,738
Monroe, NC, Limited Obligation Bonds, 3.00%, 3/1/23	500	517,110
Mountain View-Los Altos Union High School District, CA, 0.00%, 8/1/27	175	138,707
Navasota Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/28	195	223,468
Navasota Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/29	340	388,756
Navasota Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/30	725	827,094
Navasota Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/31	885	1,007,342
Navasota Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/32	720	816,300
Navasota Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/33	445	503,099
New York, 5.00%, 2/15/24	3,000	3,474,540

13	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
New York, NY, 5.00%, 8/1/25	$2,000	$2,344,360
North Royalton City School District, OH, 4.00%, 12/1/32	600	632,238
Oakland Schools Intermediate School District, MI, 5.00%, 5/1/25	920	1,071,892
Olentangy Local School District, OH, 4.00%, 12/1/27	415	452,226
Oregon, 2.15%, 12/1/23	735	736,838
Oregon, 2.20%, 6/1/24	1,565	1,568,396
Oregon, 2.25%, 12/1/24	1,000	1,001,750
Oregon, 2.35%, 6/1/25	365	366,832
Oregon, 2.40%, 12/1/25	1,050	1,055,617
Oregon, 2.50%, 6/1/26	1,070	1,078,346
Oregon, 2.55%, 12/1/26	430	434,188
Oregon, 2.55%, 6/1/28	425	410,576
Oregon, 5.00%, 12/1/27	325	385,483
Oregon, (SPA: U.S. Bank, N.A.), 1.02%, 12/1/36(2)	5,000	5,000,000
Owen J. Roberts School District, PA, 4.00%, 5/15/29	750	784,200
Pasadena, TX, 4.00%, 2/15/28	500	537,775
Pasadena, TX, 4.00%, 2/15/29	250	267,188
Pasadena, TX, 4.00%, 2/15/30	500	531,305
Pasadena, TX, 4.00%, 2/15/31	750	793,748
Pendleton School District No. 16R, Umatilla County, OR, 0.00%, 6/15/27	1,060	817,525
Penn Hills, PA, 5.00%, 12/1/27	1,000	1,160,810
Pennsylvania, 4.00%, 6/1/30	5,000	5,197,900
Pennsylvania, 4.00%, 6/15/31	235	244,724
Pennsylvania, 5.00%, 7/1/24	490	558,389
Peoria, IL, 5.00%, 1/1/27	500	556,875
Pflugerville, TX, 5.00%, 8/1/30	185	216,211
Pflugerville, TX, 5.00%, 8/1/31	245	285,067
Pflugerville, TX, 5.00%, 8/1/32	100	115,839
Pittsburg Unified School District, CA, 5.00%, 8/1/28	920	1,103,466
Pittsburg Unified School District, CA, 5.00%, 8/1/29	1,150	1,371,168
Pittsburg Unified School District, CA, 5.00%, 8/1/30	1,160	1,372,872
Pittsburg Unified School District, CA, (Election of 2014), 5.00%, 8/1/30	420	497,074
Pittsburg Unified School District, CA, (Election of 2014), 5.00%, 8/1/31	370	435,634
Pittsburg Unified School District, CA, (Election of 2014), 5.00%, 8/1/32	670	784,195
Prosper Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/24	1,020	1,169,807
Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/23	445	508,871
Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/24	465	540,330

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/25	$485	$570,903
Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/26	505	601,642
Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/27	530	627,610
Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/28	555	655,011
Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/29	575	676,332
Romeo Community Schools, MI, 5.00%, 5/1/25	1,000	1,156,310
Romeo Community Schools, MI, 5.00%, 5/1/26	1,270	1,475,803
Romeo Community Schools, MI, 5.00%, 5/1/29	1,000	1,152,220
Romeo Community Schools, MI, 5.00%, 5/1/30	700	803,929
Romulus, MI, 4.00%, 11/1/31	250	266,335
Romulus, MI, 4.00%, 11/1/32	300	318,195
Romulus, MI, 4.00%, 11/1/33	250	263,830
SCAGO Educational Facilities Corp. for Cherokee School District, SC, 5.00%, 12/1/23	500	570,040
SCAGO Educational Facilities Corp. for Pickens School District, SC, 5.00%, 12/1/26	1,750	2,004,170
School District 27J, Adams and Weld Counties and City and County of Broomfield, CO, 4.00%, 12/1/30	750	805,132
School District 27J, Adams and Weld Counties and City and County of Broomfield, CO, 4.00%, 12/1/31	250	267,695
Seguin Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/29	400	432,848
Seguin Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/30	300	322,446
Seguin Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/31	200	214,042
Seward County Unified School District No. 480, KS, 5.00%, 9/1/29	2,000	2,294,620
South Texas College District, 5.00%, 8/15/30	1,295	1,457,743
Southfield Public Schools, MI, 5.00%, 5/1/25	1,100	1,271,941
Southfield Public Schools, MI, 5.00%, 5/1/27	1,000	1,171,290
Spring Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/24	500	577,810
Spring Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/26	735	870,372
St. Vrain Valley School District RE-1J, CO, 5.00%, 12/15/28	1,700	2,009,264
St. Vrain Valley School District RE-1J, CO, 5.00%, 12/15/29	1,000	1,172,870
Stamford, CT, 4.00%, 8/1/27	750	827,887
Sugar Land, TX, 5.00%, 2/15/26	555	650,593
Sun Valley, ID, 5.00%, 9/15/23	685	782,003
Sun Valley, ID, 5.00%, 9/15/24	720	835,265
Sun Valley, ID, 5.00%, 9/15/25	755	888,688

14	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Sun Valley, ID, 5.00%, 9/15/26	$695	$827,008
Torrance Unified School District, CA, (Election of 2014), 5.00%, 8/1/30	515	604,538
Torrance Unified School District, CA, (Election of 2014), 5.00%, 8/1/31	450	525,762
Trussville, AL, 5.00%, 10/1/31	250	279,708
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/27	510	559,766
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/28	530	579,566
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/29	545	593,036
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/30	570	616,808
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/22	395	440,887
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/23	415	471,801
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/24	435	502,429
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/25	360	420,516
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/26	485	563,124
Ventura County, CA, 2.50%, 7/1/19	5,000	5,046,250
Virginia Resources Authority, (Pooled Financing Program), 5.00%, 11/1/25	600	710,190
Washington, 5.00%, 8/1/28	1,485	1,743,182
Washington, 5.00%, 8/1/29	1,500	1,753,710
Waupun School District, WI, 4.00%, 4/1/24	105	114,485
Weatherford Independent School District, TX, (PSF Guaranteed), 0.00%, 2/15/23	150	135,705
Weatherford Independent School District, TX, (PSF Guaranteed), 0.00%, 2/15/24	150	131,802
Weatherford Independent School District, TX, (PSF Guaranteed), 0.00%, 2/15/25	475	403,019
Webster Groves School District, MO, 4.00%, 3/1/28	1,050	1,149,771
West Chester Township, OH, 4.00%, 12/1/27	400	436,588
Will and Kendall Counties Community Consolidated School District No. 202, IL, 4.00%, 1/1/27	2,825	3,051,085
Will County Community Unit School District No. 365-U, IL, 4.00%, 1/1/30	750	788,295
Williamson County, TX, 5.00%, 2/15/28	300	343,725
Wisconsin, 5.00%, 11/1/26	2,000	2,391,860
York County, PA, 5.00%, 6/1/27	1,225	1,407,108
		$211,312,076

Security	Principal Amount (000’s omitted)	Value

Hospital — 12.7%
Berks County Industrial Development Authority, PA, (Tower Health), 4.00%, 11/1/33	$500	$512,030
Buffalo and Erie County Industrial Land Development Corp., NY, (Catholic Health System, Inc.), 5.00%, 7/1/25	250	287,398
California Health Facilities Financing Authority, (Adventist Health System/West), 4.00%, 3/1/27	100	105,741
California Health Facilities Financing Authority, (El Camino Hospital), 5.00%, 2/1/29	750	877,717
Charlotte-Mecklenburg Hospital Authority, NC, 5.125%, 1/15/37	40	43,087
Clarke County Hospital Authority, GA, (Piedmont Healthcare, Inc.), 4.00%, 7/1/33	415	429,807
Clarke County Hospital Authority, GA, (Piedmont Healthcare, Inc.), 5.00%, 7/1/30	2,000	2,288,960
Colorado Health Facilities Authority, (NCMC, Inc.), 5.00%, 5/15/25	500	574,530
Colorado Health Facilities Authority, (Parkview Medical Center), 5.00%, 9/1/23	270	303,934
Colorado Health Facilities Authority, (Parkview Medical Center), 5.00%, 9/1/25	260	299,567
Connecticut Health and Educational Facilities Authority, (Yale New Haven Health), 5.00%, 7/1/28	5,000	5,647,900
Greeneville Health and Educational Facilities Board, TN, (Ballad Health), 5.00%, 7/1/32	3,965	4,330,375
Greeneville Health and Educational Facilities Board, TN, (Ballad Health), 5.00%, 7/1/33	4,000	4,359,080
Idaho Health Facilities Authority, (Trinity Health Credit Group), 5.00%, 12/1/30	750	822,375
Illinois Finance Authority, (Mercy Health Corp.), 5.00%, 12/1/29	590	657,826
Illinois Finance Authority, (Riverside Health System), 5.00%, 11/15/24	1,070	1,214,675
Illinois Finance Authority, (Riverside Health System), 5.00%, 11/15/25	400	458,472
Illinois Finance Authority, (Riverside Health System), 5.00%, 11/15/26	500	576,430
Illinois Finance Authority, (Riverside Health System), 5.00%, 11/15/27	500	574,840
Illinois Finance Authority, (Rush University Medical Center), 5.00%, 11/15/31	1,000	1,118,670
Illinois Finance Authority, (Rush University Medical Center), 5.00%, 11/15/32	1,000	1,114,780
Indiana Finance Authority, (Community Foundation of Northwest Indiana Obligated Group), 5.00%, 9/1/24	500	570,400
Indiana Finance Authority, (Parkview Health), 5.00%, 11/1/26	300	353,856
Knox County Health, Educational and Housing Facility Board, TN, (University Health System, Inc.), 5.00%, 9/1/24	175	196,488
Knox County Health, Educational and Housing Facility Board, TN, (University Health System, Inc.), 5.00%, 9/1/30	1,000	1,120,440

15	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Lehigh County General Purpose Authority, PA, (Lehigh Valley Health Network), 4.00%, 7/1/23	$225	$241,805
Louisiana Public Facilities Authority, (Ochsner Clinic Foundation), 5.00%, 5/15/23	150	167,961
Louisiana Public Facilities Authority, (Ochsner Clinic Foundation), 5.00%, 5/15/25	250	286,930
Louisiana Public Facilities Authority, (Ochsner Clinic Foundation), 5.00%, 5/15/26	250	285,260
Louisiana Public Facilities Authority, (Ochsner Clinic Foundation), 5.00%, 5/15/27	250	283,603
Louisville/Jefferson County Metro Government, KY, (Norton Healthcare, Inc.), 5.00%, 10/1/30	2,000	2,276,780
Louisville/Jefferson County Metro Government, KY, (Norton Healthcare, Inc.), 5.00%, 10/1/31	1,500	1,701,795
Louisville/Jefferson County Metro Government, KY, (Norton Healthcare, Inc.), 5.00%, 10/1/32	2,000	2,259,840
Maryland Health and Higher Educational Facilities Authority, (MedStar Health, Inc.), 5.00%, 8/15/31	1,000	1,116,640
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 5.00%, 7/1/25	595	678,758
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/24	550	623,524
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/26	500	578,740
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/27	500	569,970
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/28	500	566,580
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/29	210	236,863
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/30	330	370,250
Michigan Finance Authority, (Sparrow Obligated Group), 5.00%, 11/15/24	500	574,475
Michigan Finance Authority, (Trinity Health Credit Group), 5.00%, 12/1/35	500	545,550
Missouri Health and Educational Facilities Authority, (CoxHealth), 5.00%, 11/15/31	490	548,922
Missouri Health and Educational Facilities Authority, (Saint Luke’s Health System), 5.00%, 11/15/31	1,000	1,131,980
Monongalia County Building Commission, WV, (Monongalia Health System Obligated Group), 5.00%, 7/1/23	500	554,035
Monongalia County Building Commission, WV, (Monongalia Health System Obligated Group), 5.00%, 7/1/24	500	560,425
New Hampshire Health and Education Facilities Authority, (Dartmouth-Hitchcock Obligated Group), 5.00%, 8/1/23	200	225,758
New Hampshire Health and Education Facilities Authority, (Dartmouth-Hitchcock Obligated Group), 5.00%, 8/1/24	300	342,426

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
New Hampshire Health and Education Facilities Authority, (Dartmouth-Hitchcock Obligated Group), 5.00%, 8/1/25	$400	$460,780
New Hampshire Health and Education Facilities Authority, (Dartmouth-Hitchcock Obligated Group), 5.00%, 8/1/26	500	579,490
New Hampshire Health and Education Facilities Authority, (Dartmouth-Hitchcock Obligated Group), 5.00%, 8/1/28	500	583,910
New Hampshire Health and Education Facilities Authority, (Dartmouth-Hitchcock Obligated Group), 5.00%, 8/1/29	500	580,315
New Hampshire Health and Education Facilities Authority, (Dartmouth-Hitchcock Obligated Group), 5.00%, 8/1/30	500	577,195
New Hampshire Health and Education Facilities Authority, (Dartmouth-Hitchcock Obligated Group), 5.00%, 8/1/31	380	436,308
New Hanover County, NC, (New Hanover Regional Medical Center), 5.00%, 10/1/26	500	586,135
New Hanover County, NC, (New Hanover Regional Medical Center), 5.00%, 10/1/29	1,000	1,161,780
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/22	800	889,904
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/25	1,000	1,167,480
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/27	700	823,284
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/28	700	819,455
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/30	520	604,297
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/31	700	810,775
New Mexico Hospital Equipment Loan Council, (Presbyterian Healthcare Services), 5.00%, 8/1/24	100	114,502
Norman Regional Hospital Authority, OK, 5.00%, 9/1/25	1,000	1,138,330
Norman Regional Hospital Authority, OK, 5.00%, 9/1/29	1,000	1,130,290
North Carolina Medical Care Commission, (North Carolina Baptist Hospital), 5.00%, 6/1/34	2,220	2,333,731
North Carolina Medical Care Commission, (Wake Forest Baptist Obligated Group), 5.00%, 12/1/33	3,030	3,340,272
Northampton County General Purpose Authority, PA, (St. Luke’s University Health Network), 5.00%, 8/15/27	115	131,314
Ohio, (University Hospitals Health System, Inc.), 5.00%, 1/15/27	535	602,549
Ohio, (University Hospitals Health System, Inc.), 5.00%, 1/15/28	1,000	1,122,020
Ohio, (University Hospitals Health System, Inc.), 5.00%, 1/15/29	1,000	1,117,090
Ohio, (University Hospitals Health System, Inc.), 5.00%, 1/15/30	1,000	1,113,590
Ohio, (University Hospitals Health System, Inc.), 5.00%, 1/15/31	1,000	1,110,100

16	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Richmond County Hospital Authority, GA, (University Health Services, Inc.), 5.00%, 1/1/24	$630	$714,395
Richmond County Hospital Authority, GA, (University Health Services, Inc.), 5.00%, 1/1/27	600	695,874
Richmond County Hospital Authority, GA, (University Health Services, Inc.), 5.00%, 1/1/28	1,000	1,153,640
Royal Oak Hospital Finance Authority, MI, (William Beaumont Hospital), 5.00%, 9/1/29	250	279,460
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 4.00%, 12/1/30	150	155,102
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/22	225	249,995
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/24	300	343,272
St. Paul Housing and Redevelopment Authority, MN, (Fairview Health Services), 5.00%, 11/15/25	500	584,225
St. Paul Housing and Redevelopment Authority, MN, (HealthPartners Obligated Group), 5.00%, 7/1/30	625	710,869
Stafford County Economic Development Authority, VA, (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/23	300	333,447
Stafford County Economic Development Authority, VA, (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/24	500	562,600
University of Kansas Hospital Authority, (KU Health System), 5.00%, 9/1/27	1,655	1,896,498
University of Kansas Hospital Authority, (KU Health System), 5.00%, 9/1/30	1,625	1,846,439
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/23	55	62,467
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/24	350	402,696
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/25	335	389,793
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/26	400	462,696
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/27	305	350,719
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/28	500	572,685
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/30	400	454,848
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/31	400	453,652
Washington Health Care Facilities Authority, (Overlake Hospital Medical Center), 5.00%, 7/1/27	1,575	1,819,739
Wisconsin Health and Educational Facilities Authority, (Agnesian HealthCare, Inc.), 5.00%, 7/1/26	400	461,148
Wisconsin Health and Educational Facilities Authority, (Ascension Health Senior Credit Group), 5.00%, 11/15/33	650	674,953
		$84,534,356

Security	Principal Amount (000’s omitted)	Value

Housing — 2.7%
Connecticut Housing Finance Authority, 3.60%, 11/15/30	$145	$145,947
Georgia Housing & Finance Authority, 3.65%, 12/1/32	1,000	1,021,860
New York City Housing Development Corp., NY, 1.95%, 11/1/23	785	762,368
New York City Housing Development Corp., NY, 2.30%, 5/1/25	1,110	1,099,000
New York City Housing Development Corp., NY, 2.35%, 11/1/25	665	656,674
New York City Housing Development Corp., NY, 2.50%, 11/1/26	945	933,159
New York City Housing Development Corp., NY, 2.65%, 11/1/27	970	957,419
New York City Housing Development Corp., NY, 2.80%, 5/1/29	795	776,166
New York City Housing Development Corp., NY, 2.85%, 11/1/29	425	415,756
New York City Housing Development Corp., NY, 3.10%, 11/1/32	1,000	981,850
New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 1.90%, 5/1/23	165	163,220
New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.05%, 5/1/24	175	173,121
New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.10%, 11/1/24	125	123,479
New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.20%, 5/1/25	290	287,117
New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.25%, 11/1/25	225	222,615
New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.35%, 5/1/26	200	198,174
New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.40%, 11/1/26	225	222,997
New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.50%, 11/1/27	140	138,739
New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.60%, 5/1/28	110	108,688
New York Mortgage Agency, 1.75%, 4/1/24	250	243,515
New York Mortgage Agency, 1.95%, 10/1/25	450	433,566
Seattle Housing Authority, WA, 2.625%, 12/1/23	110	112,784
Seattle Housing Authority, WA, 2.75%, 12/1/24	480	492,936
Seattle Housing Authority, WA, 2.875%, 12/1/25	900	926,118
Seattle Housing Authority, WA, 3.00%, 12/1/26	920	945,990
Seattle Housing Authority, WA, 3.125%, 12/1/27	935	959,001
Tennessee Housing Development Agency, 2.05%, 1/1/22	245	245,240
Tennessee Housing Development Agency, 2.80%, 7/1/26	250	251,235
Virginia Housing Development Authority, 1.70%, 5/1/22	845	836,187
Virginia Housing Development Authority, 1.85%, 5/1/23	820	811,144
Virginia Housing Development Authority, 1.95%, 11/1/23	295	292,227
Virginia Housing Development Authority, 2.25%, 5/1/25	170	169,364
Virginia Housing Development Authority, 2.40%, 5/1/26	420	419,110
Virginia Housing Development Authority, 2.55%, 5/1/27	730	722,627
Washington Housing Finance Commission, 2.05%, 6/1/24	310	306,460
Washington Housing Finance Commission, 2.25%, 6/1/25	355	352,323

17	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Housing (continued)
Washington Housing Finance Commission, 2.30%, 12/1/25	$130	$128,956
Washington Housing Finance Commission, 2.40%, 6/1/26	105	103,961
		$18,141,093

Insured – Electric Utilities — 0.1%
Sienna Plantation Municipal Utility District No. 3, TX, (AGM), 5.00%, 3/1/30	$500	$553,090
		$553,090

Insured – General Obligations — 2.1%
Albertville, AL, (BAM), 4.00%, 6/1/28	$1,230	$1,296,961
Albertville, AL, (BAM), Series A, 4.00%, 6/1/30	1,605	1,685,780
Albertville, AL, (BAM), Series C, 4.00%, 6/1/30	610	639,567
Crawford County Unified School District No. 250, KS, (BAM), 5.00%, 9/1/26	250	291,487
Lakewood Township, NJ, (AGM), 4.00%, 11/1/25	1,175	1,291,948
Lakewood Township, NJ, (AGM), 4.00%, 11/1/26	1,250	1,377,162
New Britain, CT, (AGM), 5.00%, 3/1/32	1,000	1,137,320
New Britain, CT, (BAM), 5.00%, 3/1/23	165	184,412
New Britain, CT, (BAM), 5.00%, 3/1/24	200	226,670
New Britain, CT, (BAM), 5.00%, 3/1/25	135	154,918
New Britain, CT, (BAM), Escrowed to Maturity, 5.00%, 3/1/23	385	435,489
New Britain, CT, (BAM), Escrowed to Maturity, 5.00%, 3/1/24	350	403,578
New Britain, CT, (BAM), Escrowed to Maturity, 5.00%, 3/1/25	5	5,827
New Britain, CT, (BAM), Escrowed to Maturity, 5.00%, 3/1/25	260	303,849
Northern Palm Beach County Improvement District, FL, (AGM), 5.00%, 8/1/23	250	280,313
Ogle and Winnebago Counties Community Unit School District No. 223, IL, (BAM), 4.00%, 12/1/25	470	498,571
Ogle and Winnebago Counties Community Unit School District No. 223, IL, (BAM), 5.00%, 12/1/21	190	206,733
Ogle and Winnebago Counties Community Unit School District No. 223, IL, (BAM), 5.00%, 12/1/22	320	353,600
Ogle and Winnebago Counties Community Unit School District No. 223, IL, (BAM), 5.00%, 12/1/23	400	447,908
Ogle and Winnebago Counties Community Unit School District No. 223, IL, (BAM), 5.00%, 12/1/24	325	366,405
Pocono Mountain School District, PA, (AGM), 4.00%, 9/1/25	1,720	1,874,783
Pocono Mountain School District, PA, (AGM), 4.00%, 9/1/27	690	746,380
		$14,209,661

Insured – Lease Revenue / Certificates of Participation — 1.5%
Biloxi Public School District, MS, (BAM), 5.00%, 4/1/23	$1,000	$1,122,970
Biloxi Public School District, MS, (BAM), 5.00%, 4/1/25	1,500	1,733,805
Biloxi Public School District, MS, (BAM), 5.00%, 4/1/26	100	116,727

Security	Principal Amount (000’s omitted)	Value

Insured – Lease Revenue / Certificates of Participation (continued)
Biloxi Public School District, MS, (BAM), 5.00%, 4/1/28	$500	$573,895
Biloxi Public School District, MS, (BAM), 5.00%, 4/1/29	1,235	1,406,566
Clermont County Port Authority, OH, (West Clermont Local School District), (BAM), 5.00%, 12/1/26	250	286,568
Clermont County Port Authority, OH, (West Clermont Local School District), (BAM), 5.00%, 12/1/29	100	114,129
Highlands County School Board, FL, (BAM), 5.00%, 3/1/23	500	557,675
Highlands County School Board, FL, (BAM), 5.00%, 3/1/26	400	459,016
Highlands County School Board, FL, (BAM), 5.00%, 3/1/27	200	228,726
Pasco County School Board, FL, (BAM), 5.00%, 8/1/23	255	287,456
Pasco County School Board, FL, (BAM), 5.00%, 8/1/24	410	467,248
Pasco County School Board, FL, (BAM), 5.00%, 8/1/25	305	351,766
Pasco County School Board, FL, (BAM), 5.00%, 8/1/26	355	413,653
Pasco County School Board, FL, (BAM), 5.00%, 8/1/27	605	699,307
Pasco County School Board, FL, (BAM), 5.00%, 8/1/28	410	471,693
Pasco County School Board, FL, (BAM), 5.00%, 8/1/29	510	584,389
		$9,875,589

Insured – Special Tax Revenue — 0.1%
Successor Agency to Yuba City Redevelopment Agency, CA, (AGM), 5.00%, 9/1/24	$115	$133,658
Successor Agency to Yuba City Redevelopment Agency, CA, (AGM), 5.00%, 9/1/25	420	495,201
		$628,859

Insured – Transportation — 0.3%
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/23	$440	$497,776
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/24	350	401,622
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/25	500	579,590
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/26	320	369,146
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/27	375	431,546
		$2,279,680

Insured – Water and Sewer — 0.1%
Gulf Coast Waste Disposal Authority, TX, (AGM), 5.00%, 10/1/24	$150	$171,385
Gulf Coast Waste Disposal Authority, TX, (AGM), 5.00%, 10/1/30	250	286,340
		$457,725

Lease Revenue / Certificates of Participation — 8.6%
Adams County, CO, Certificates of Participation, 4.00%, 12/1/28	$1,000	$1,077,620
Broward County School Board, FL, 5.00%, 7/1/25	500	582,010

18	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Lease Revenue / Certificates of Participation (continued)
Broward County School Board, FL, 5.00%, 7/1/27	$500	$584,155
Broward County School Board, FL, 5.00%, 7/1/29	500	577,200
Broward County School Board, FL, 5.00%, 7/1/30	400	458,704
Broward County School Board, FL, 5.00%, 7/1/31	600	685,782
Broward County School Board, FL, Series A, 5.00%, 7/1/23	500	566,105
Broward County School Board, FL, Series A, 5.00%, 7/1/24	1,250	1,437,087
Broward County School Board, FL, Series C, 5.00%, 7/1/23	2,500	2,830,525
Broward County School Board, FL, Series C, 5.00%, 7/1/24	2,000	2,299,340
California Public Works Board, 5.00%, 11/1/27	1,000	1,197,590
California Public Works Board, 5.00%, 11/1/28	1,000	1,192,630
California Public Works Board, 5.00%, 11/1/29	1,000	1,187,690
Canadian County Educational Facilities Authority, OK, (Mustang Public Schools), 5.00%, 9/1/26	500	585,750
Cleveland County Educational Facilities Authority, OK, (Noble Public Schools), 5.00%, 9/1/25	300	345,444
Colorado Department of Transportation, 5.00%, 6/15/30	350	402,434
Colorado Department of Transportation, 5.00%, 6/15/31	310	355,266
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, 5.00%, 6/1/29	3,000	3,433,200
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, 5.00%, 6/1/30	3,000	3,419,640
Costa Mesa Financing Authority, CA, 5.00%, 10/1/30	165	196,210
Costa Mesa Financing Authority, CA, 5.00%, 10/1/31	185	218,674
Costa Mesa Financing Authority, CA, 5.00%, 10/1/32	155	182,251
Costa Mesa Financing Authority, CA, 5.00%, 10/1/33	150	175,580
Cuyahoga County, OH, (Convention Hotel), 5.00%, 12/1/26	250	280,245
Eagle County, CO, Certificates of Participation, 5.00%, 12/1/26	200	232,566
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/23	135	149,733
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/24	550	616,347
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/25	570	644,898
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/26	595	659,700
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/27	620	680,989
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/28	645	703,244
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/29	675	730,553
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/30	700	753,564
Georgia Municipal Association, Inc., Certificates of Participation, (Atlanta Public Safety), 5.00%, 12/1/28	410	480,659
Kentucky Property and Buildings Commission, 5.00%, 4/1/27	1,710	1,955,128
Kentucky Property and Buildings Commission, 5.00%, 11/1/27	2,350	2,687,342
Lee County School Board, FL, Certificates of Participation, 5.00%, 8/1/32	1,495	1,701,639
Medina City School District, OH, 5.00%, 12/1/23	350	396,204
Medina City School District, OH, 5.00%, 12/1/24	400	458,452
Oklahoma County Finance Authority, OK, (Deer Creek Public Schools), 5.00%, 12/1/25	1,405	1,623,182

Security	Principal Amount (000’s omitted)	Value

Lease Revenue / Certificates of Participation (continued)
Oklahoma County Finance Authority, OK, (Deer Creek Public Schools), 5.00%, 12/1/26	$2,000	$2,291,940
Oklahoma County Finance Authority, OK, (Midwest City-Del City Public Schools), 5.00%, 10/1/24	850	969,621
Oklahoma County Finance Authority, OK, (Midwest City-Del City Public Schools), 5.00%, 10/1/25	1,000	1,154,500
Oklahoma County Finance Authority, OK, (Midwest City-Del City Public Schools), 5.00%, 10/1/26	1,000	1,156,370
Oklahoma County Finance Authority, OK, (Western Heights Public Schools), 5.00%, 9/1/23	1,250	1,405,825
Orange County School Board, FL, 5.00%, 8/1/32	1,935	2,205,126
Pennington County, SD, Certificates of Participation, 5.00%, 6/1/27	1,300	1,497,574
Plymouth Intermediate District No. 287, MN, Certificates of Participation, 5.00%, 2/1/30	885	1,021,201
Public Finance Authority, WI, (KU Campus Development Corp.), 5.00%, 3/1/29	500	569,890
Riverside County Public Financing Authority, CA, 5.00%, 11/1/27	850	990,029
Riverside County Public Financing Authority, CA, 5.00%, 11/1/28	950	1,101,724
San Francisco City and County, CA, (City Office Buildings), 4.00%, 9/1/29	1,075	1,152,002
South Dakota Building Authority, 5.00%, 6/1/26	500	588,770
South Dakota Building Authority, 5.00%, 6/1/27	635	723,938
South Dakota Building Authority, 5.00%, 6/1/28	210	241,775
South Dakota Building Authority, Series 2015B, 5.00%, 6/1/30	200	228,914
St. Charles County Public Water Supply District No. 2, MO, 3.00%, 12/1/24	650	667,290
Tulsa County Industrial Authority, OK, (Broken Arrow Public Schools), 5.00%, 9/1/23	500	569,005
		$57,280,826

Other Revenue — 4.1%
California Infrastructure and Economic Development Bank, (The J. Paul Getty Trust), 1.664%, (70% of 1 mo. USD LIBOR + 0.20%), 4/1/21 (Put Date), 10/1/47(3)	$2,500	$2,504,125
District of Columbia, (National Public Radio, Inc.), 5.00%, 4/1/28	1,000	1,146,300
District of Columbia, (National Public Radio, Inc.), 5.00%, 4/1/29	1,000	1,141,130
Fulton County Development Authority, GA, (Robert W. Woodruff Arts Center, Inc.), 5.00%, 3/15/24	600	676,488
Hyland Hills Park & Recreation District, CO, 5.00%, 12/15/24	150	172,236
Hyland Hills Park & Recreation District, CO, 5.00%, 12/15/25	155	180,248
Hyland Hills Park & Recreation District, CO, 5.00%, 12/15/26	150	176,054

19	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Other Revenue (continued)
Louisiana Local Government Environmental Facilities and Community Development Authority, (Jefferson Parish), 5.00%, 4/1/27	$500	$575,010
Louisiana Local Government Environmental Facilities and Community Development Authority, (Jefferson Parish), 5.00%, 4/1/29	500	568,725
Mississippi Development Bank, Special Obligation Bond, (Jackson Public School District), 5.00%, 4/1/25	1,270	1,455,344
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, 4.00% to 2/1/24 (Put Date), 10/1/48(4)	8,500	9,033,970
Rhode Island Health and Educational Building Corp., (Barrington), 5.00%, 5/15/28	1,060	1,264,145
Spartanburg County School District No. 7, SC, Special Obligation Bonds, 5.00%, 12/1/24	500	575,915
Virginia Resources Authority, 5.00%, 11/1/28	3,135	3,570,984
Wisconsin, Environmental Improvement Fund Revenue, 5.00%, 6/1/31	2,500	2,896,925
Wisconsin, Environmental Improvement Fund Revenue, 5.00%, 6/1/32	1,000	1,156,730
		$27,094,329

Senior Living / Life Care — 3.5%
Bexar County Health Facilities Development Corp., TX, (Army Retirement Residence Foundation), 5.00%, 7/15/33	$1,500	$1,640,610
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/28	50	55,703
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/30	100	110,516
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/22	250	275,395
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/25	100	113,909
Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries), 2.50%, 1/1/26	640	619,693
Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries), 5.00%, 1/1/25	1,175	1,322,098
Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries), 5.00%, 1/1/27	1,035	1,167,987
Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries), 5.00%, 1/1/30	645	717,472
Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries), 5.00%, 1/1/31	500	553,060
East Hempfield Township Industrial Development Authority, PA, (Willow Valley Communities), 5.00%, 12/1/21	250	272,607
East Hempfield Township Industrial Development Authority, PA, (Willow Valley Communities), 5.00%, 12/1/31	250	277,290
Fulton County Residential Care Facilities for the Elderly Authority, GA, (Lenbrook Square Foundation, Inc.), 4.00%, 7/1/24	630	664,946

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)
Fulton County Residential Care Facilities for the Elderly Authority, GA, (Lenbrook Square Foundation, Inc.), 4.00%, 7/1/26	$500	$529,195
Glendale Industrial Development Authority, AZ, (Royal Oaks Life Care Community), 4.00%, 5/15/24	675	727,697
Glendale Industrial Development Authority, AZ, (Royal Oaks Life Care Community), 4.00%, 5/15/25	500	540,365
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 5/1/21	325	347,682
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 5/1/22	225	244,825
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 5/1/23	225	247,797
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 5/1/24	480	533,794
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 11/1/27	250	280,072
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 11/1/28	250	278,545
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 3.00%, 2/1/27	1,000	985,960
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/23	600	659,142
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/24	440	488,057
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/26	385	433,602
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/28	250	278,025
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/29	600	663,060
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/30	200	220,326
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/31	250	274,715
New Hope Cultural Education Facilities Finance Corp., TX, (Westminster), 5.00%, 11/1/22	175	191,926
New Hope Cultural Education Facilities Finance Corp., TX, (Westminster), 5.00%, 11/1/28	590	654,021
North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.00%, 10/1/23	150	168,443
North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.00%, 10/1/24	150	170,742
North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.00%, 10/1/25	100	113,678
North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.00%, 10/1/26	100	112,948
North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.00%, 10/1/27	50	56,267

20	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)
North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.00%, 10/1/29	$125	$139,703
North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.00%, 10/1/32	225	249,970
North Carolina Medical Care Commission, (United Methodist Retirement Homes), Series 2016A, 5.00%, 10/1/30	200	224,150
North Carolina Medical Care Commission, (United Methodist Retirement Homes), Series 2016A, 5.00%, 10/1/31	675	753,948
North Carolina Medical Care Commission, (United Methodist Retirement Homes), Series 2017A, 5.00%, 10/1/30	250	278,765
North Carolina Medical Care Commission, (United Methodist Retirement Homes), Series 2017A, 5.00%, 10/1/31	175	194,779
Sarasota County Health Facilities Authority, FL, (Village on the Isle), 5.00%, 1/1/22	375	401,801
Sarasota County Health Facilities Authority, FL, (Village on the Isle), 5.00%, 1/1/23	865	938,611
Sarasota County Health Facilities Authority, FL, (Village on the Isle), 5.00%, 1/1/25	750	825,870
Warren County, OH, (Otterbein Homes Obligated Group), 5.00%, 7/1/23	200	223,178
Warren County, OH, (Otterbein Homes Obligated Group), 5.00%, 7/1/27	250	283,852
Warren County, OH, (Otterbein Homes Obligated Group), 5.00%, 7/1/29	440	493,341
Warren County, OH, (Otterbein Homes Obligated Group), 5.00%, 7/1/30	475	530,827
Warren County, OH, (Otterbein Homes Obligated Group), 5.00%, 7/1/31	470	523,162
		$23,054,127

Special Tax Revenue — 4.3%
Atlanta Development Authority, GA, (New Downtown Atlanta Stadium), 5.00%, 7/1/26	$100	$115,438
Atlanta, GA, (Atlantic Station), Tax Allocation Increments, 5.00%, 12/1/23	1,000	1,125,070
Atlanta, GA, (Atlantic Station), Tax Allocation Increments, 5.00%, 12/1/24	880	1,002,514
Atlanta, GA, Tax Allocation Increments, 5.00%, 1/1/23	260	289,299
Atlanta, GA, Tax Allocation Increments, 5.00%, 1/1/24	115	129,657
Atlanta, GA, Tax Allocation Increments, 5.00%, 1/1/25	150	170,948
Atlanta, GA, Tax Allocation Increments, 5.00%, 1/1/27	300	342,180
Atlanta, GA, Tax Allocation Increments, 5.00%, 1/1/28	300	340,893
Atlanta, GA, Tax Allocation Increments, 5.00%, 1/1/29	100	113,133
Cape Coral, FL, Special Obligation Bonds, 5.00%, 10/1/23	500	569,805
Cuyahoga County, OH, Excise Tax Revenue, 5.00%, 12/1/23	500	566,540
Escambia County School Board, FL, Sales Tax Revenue, 5.00%, 9/1/26	450	527,175

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)
Escambia County School Board, FL, Sales Tax Revenue, 5.00%, 9/1/27	$650	$756,333
Lafayette, LA, Sales Tax Revenue, 5.00%, 3/1/31	300	343,134
Los Angeles County Metropolitan Transportation Authority, CA, Sales Tax Revenue, 5.00%, 6/1/31	1,000	1,181,440
Los Angeles County Metropolitan Transportation Authority, CA, Sales Tax Revenue, 5.00%, 6/1/32	500	588,770
Miami-Dade County, FL, Special Obligation Bonds, 5.00%, 4/1/25	250	291,980
Miami-Dade County, FL, Special Obligation Bonds, 5.00%, 4/1/26	1,025	1,211,304
Miami-Dade County, FL, Special Obligation Bonds, 5.00%, 4/1/29	900	1,054,638
Miami-Dade County, FL, Special Obligation Bonds, 5.00%, 4/1/30	950	1,106,750
Miami-Dade County, FL, Special Obligation Bonds, 5.00%, 4/1/31	895	1,035,273
Miami-Dade County, FL, Special Obligation Bonds, 5.00%, 4/1/32	735	844,713
Miami-Dade County, FL, Special Obligation Bonds, 5.00%, 10/1/32	1,200	1,316,400
Mississippi Development Bank, Special Obligation Bonds, (Hinds County School District), 4.00%, 3/1/23	250	267,698
Mississippi Development Bank, Special Obligation Bonds, (Hinds County School District), 4.00%, 3/1/25	470	507,783
Mississippi Development Bank, Special Obligation Bonds, (Hinds County School District), 4.00%, 3/1/27	500	541,505
Mississippi Development Bank, Special Obligation Bonds, (Hinds County School District), 4.00%, 3/1/28	350	378,647
Mississippi Development Bank, Special Obligation Bonds, (Hinds County School District), 4.00%, 3/1/29	720	772,726
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/32	1,800	2,076,552
New York, NY, Transitional Finance Authority, Future Tax Revenue, 5.00%, 8/1/33	1,340	1,521,503
Oregon Department of Transportation, Highway User Tax Revenue, 5.00%, 11/15/31	1,400	1,605,002
Scottsdale Municipal Property Corp., AZ, Excise Tax Revenue, 5.00%, 7/1/32	2,400	2,834,664
St. Lucie County, FL, Special Tax Revenue, 5.00%, 10/1/30	1,000	1,171,410
Successor Agency to San Mateo Redevelopment Agency, CA, 5.00%, 8/1/26	100	114,575
Successor Agency to San Mateo Redevelopment Agency, CA, 5.00%, 8/1/29	140	159,354
Tri-County Metropolitan Transportation District, OR, Payroll Tax Revenue, 5.00%, 9/1/32	1,000	1,165,160
Tustin Community Facilities District No. 06-1, CA, (Tustin Legacy/Columbus Villages), 5.00%, 9/1/28	250	284,583
		$28,424,549

21	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Transportation — 10.3%
Alameda Corridor Transportation Authority, CA, 4.00%, 10/1/23	$250	$269,565
Alameda Corridor Transportation Authority, CA, 5.00%, 10/1/24	250	285,335
Bay Area Toll Authority, CA, (San Francisco Bay Area), 2.10% to 4/1/22 (Put Date), 4/1/45	2,000	2,012,820
Bay Area Toll Authority, CA, (San Francisco Bay Area), 2.95% to 4/1/26 (Put Date), 4/1/47	1,800	1,868,382
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/25	100	115,691
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/26	1,000	1,165,260
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/28	150	168,873
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/29	150	168,498
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/30	500	560,415
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/31	1,000	1,118,350
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/33	500	556,395
Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/28	2,905	3,435,162
Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/29	3,060	3,593,389
Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/30	1,000	1,167,000
Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/31	1,000	1,162,960
Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/32	2,565	2,976,785
Chicago, IL, (O’Hare International Airport), Series 2015B, 5.00%, 1/1/24	200	228,760
Chicago, IL, (O’Hare International Airport), Series 2016B, 5.00%, 1/1/24	500	571,900
Chicago, IL, (O’Hare International Airport), Series 2016B, 5.00%, 1/1/25	1,000	1,156,910
Clark County, NV, Highway Revenue, 5.00%, 7/1/33	3,000	3,362,550
Commonwealth Transportation Board, VA, 5.00%, 9/15/30	1,240	1,451,581
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.00%, 11/1/30	2,545	2,714,777
Denver City and County, CO, Airport System Revenue, 5.00%, 11/15/23	1,000	1,144,350
Denver City and County, CO, Airport System Revenue, 5.00%, 11/15/24	650	756,697
Denver City and County, CO, Airport System Revenue, 5.00%, 11/15/25	625	736,212
Denver City and County, CO, Airport System Revenue, 5.00%, 11/15/31	1,650	1,914,066
Denver City and County, CO, Airport System Revenue, 5.00%, 11/15/32	2,200	2,541,550
E-470 Public Highway Authority, CO, 5.375%, 9/1/26	3,465	3,704,293
Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/23	150	167,648
Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/24	195	220,894
Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/28	500	566,965
Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/29	1,000	1,129,430
Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/30	750	844,200
Idaho Housing and Finance Association, Federal Highway Trust Fund, 5.00%, 7/15/25	650	753,558

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)
Illinois Toll Highway Authority, 5.00%, 1/1/29	$175	$201,115
Illinois Toll Highway Authority, 5.00%, 12/1/32	350	395,469
Kentucky Asset/Liability Commission, 2015 Federal Highway Trust Fund, 5.00%, 9/1/24	250	285,805
Kentucky Turnpike Authority, 5.00%, 7/1/33	500	555,495
Maryland Department of Transportation, 4.00%, 2/1/29	5,000	5,312,750
Metropolitan Transportation Authority, NY, 5.00%, 11/15/23	500	571,100
Metropolitan Transportation Authority, NY, 5.00%, 11/15/24	500	578,260
Metropolitan Transportation Authority, NY, 5.00%, 11/15/25	500	583,500
Metropolitan Transportation Authority, NY, 5.00%, 11/15/26	1,000	1,176,200
Metropolitan Transportation Authority, NY, 5.00%, 11/15/41	415	455,135
Miami-Dade County, FL, Seaport Revenue, 5.00%, 10/1/23	130	145,114
New Jersey Turnpike Authority, 5.00%, 1/1/33	500	580,140
New Orleans Aviation Board, LA, 5.00%, 1/1/28	150	175,071
New Orleans Aviation Board, LA, 5.00%, 1/1/31	190	218,677
North Carolina, (Federal-Aid Highway Projects), 5.00%, 3/1/23	750	845,197
North Carolina, (Federal-Aid Highway Projects), 5.00%, 3/1/29	550	627,214
North Carolina, (Federal-Aid Highway Projects), 5.00%, 3/1/30	400	454,860
Oklahoma Capitol Improvement Authority, 5.00%, 7/1/29	1,000	1,154,400
Port of Seattle, WA, 5.00%, 3/1/24	250	285,298
Port of Seattle, WA, 5.00%, 3/1/25	150	172,215
Port of Seattle, WA, 5.00%, 3/1/27	250	285,350
Port of Seattle, WA, 5.00%, 3/1/29	250	283,840
Salt Lake City, UT, (Salt Lake City International Airport), 5.00%, 7/1/27	300	358,266
Salt Lake City, UT, (Salt Lake City International Airport), 5.00%, 7/1/28	1,370	1,622,888
Texas Transportation Commission, 4.00% to 10/1/21 (Put Date), 4/1/26	1,860	1,972,865
Texas Transportation Commission, 5.00%, 4/1/33	50	56,816
Wisconsin, Transportation Revenue, 5.00%, 7/1/31	3,450	3,933,552
Wisconsin, Transportation Revenue, 5.00%, 7/1/32	700	796,460
		$68,674,273

Water and Sewer — 4.4%
Boston Water and Sewer Commission, MA, 5.00%, 11/1/31	$450	$510,197
Buffalo Municipal Water Finance Authority, NY, 5.00%, 7/1/25	300	347,964
Buffalo Municipal Water Finance Authority, NY, 5.00%, 7/1/29	115	131,189
Buffalo Municipal Water Finance Authority, NY, 5.00%, 7/1/30	100	113,538
Jacksonville, NC, Enterprise Systems Revenue, 5.00%, 5/1/27	700	827,652
Kentucky Infrastructure Authority, Wastewater and Drinking Water Revolving Fund Revenue, 5.00%, 2/1/28	500	584,975
Lancaster, OH, Wastewater System Revenue, 4.00%, 12/1/26	205	225,186
Lancaster, OH, Wastewater System Revenue, 4.00%, 12/1/27	250	271,823
Lancaster, OH, Wastewater System Revenue, 4.00%, 12/1/28	670	720,625

22	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)
Los Angeles Department of Water and Power, CA, Water System Revenue, (SPA: Royal Bank of Canada), 0.53%, 7/1/35(2)	$5,000	$5,000,000
Marin Public Financing Authority, CA, (Sausalito-Marin City Sanitary District), 4.00%, 4/1/31	130	143,503
Marin Public Financing Authority, CA, (Sausalito-Marin City Sanitary District), 4.00%, 4/1/32	875	954,555
Marysville, OH, Water System Revenue, 4.00%, 12/1/25	250	275,145
Marysville, OH, Water System Revenue, 4.00%, 12/1/27	180	195,962
Mesa, AZ, Utility Systems Revenue, 5.00%, 7/1/27	600	705,672
Mesa, AZ, Utility Systems Revenue, 5.00%, 7/1/29	500	582,990
Mesa, AZ, Utility Systems Revenue, 5.00%, 7/1/30	600	697,266
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), (SPA: Barclays Bank PLC), 1.50%, 6/15/50(5)	5,000	5,000,000
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), (SPA: Royal Bank of Canada), 0.94%, 6/15/23(2)	5,000	5,000,000
Rapid City, SD, Water Revenue, 4.00%, 11/1/29	600	649,776
Rapid City, SD, Water Revenue, 4.00%, 11/1/30	670	723,298
Rapid City, SD, Water Revenue, 5.00%, 11/1/26	1,000	1,164,740
Rapid City, SD, Water Revenue, 5.00%, 11/1/27	515	597,987
Santa Fe, NM, Water Utility System Revenue, 4.00%, 6/1/30	365	393,996
Santa Fe, NM, Water Utility System Revenue, 4.00%, 6/1/31	450	482,481
St. Joseph Industrial Development Authority, MO, (Sewerage System Improvements), 5.00%, 4/1/26	500	574,290
Tallahassee, FL, Consolidated Utility Systems Revenue, 5.00%, 10/1/33	1,000	1,138,890
Wyoming, MI, Water Supply System Revenue, 4.00%, 6/1/29	135	143,000
Wyoming, MI, Water Supply System Revenue, 4.00%, 6/1/30	105	110,699
Wyoming, MI, Water Supply System Revenue, 5.00%, 6/1/25	210	241,492
Wyoming, MI, Water Supply System Revenue, 5.00%, 6/1/27	505	580,700
Wyoming, MI, Water Supply System Revenue, 5.00%, 6/1/28	550	629,128
		$29,718,719

Total Tax-Exempt Investments — 97.5% (identified cost $648,718,641)		$649,830,850

Other Assets, Less Liabilities — 2.5%		$16,867,541

Net Assets — 100.0%		$666,698,391

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At July 31, 2018, the concentration of the Portfolio’s investments in the various states, determined as a percentage of net assets, is as follows:

California	10.5%
Others, representing less than 10% individually	87.0%

The Portfolio invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2018, 4.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.3% to 3.0% of total investments.

(1)	Amount is less than 0.05%.

(2)

Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at July 31, 2018.

(3)	Floating rate security. The stated interest rate represents the rate in effect at July 31, 2018.

(4)	When-issued security.

(5)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at July 31, 2018.

Abbreviations:

AGM	–	Assured Guaranty Municipal Corp.
BAM	–	Build America Mutual Assurance Co.
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GNMA	–	Government National Mortgage Association
LIBOR	–	London Interbank Offered Rate
LOC	–	Letter of Credit
PSF	–	Permanent School Fund
SPA	–	Standby Bond Purchase Agreement

Currency Abbreviations:

USD	–	United States Dollar

23	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2018

Statement of Assets and Liabilities (Unaudited)

Assets	July 31, 2018
Unaffiliated investments, at value (identified cost, $648,718,641)	$649,830,850
Cash	18,853,118
Interest receivable	6,681,611
Receivable for investments sold	611,518
Receivable from affiliate	12,576
Total assets	$675,989,673

Liabilities
Payable for when-issued securities	$9,025,470
Payable to affiliates:
Investment adviser fee	181,333
Accrued expenses	84,479
Total liabilities	$9,291,282
Net Assets applicable to investors’ interest in Portfolio	$666,698,391

Sources of Net Assets
Investors’ capital	$665,586,182
Net unrealized appreciation	1,112,209
Total	$666,698,391

24	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2018

Statement of Operations (Unaudited)

Investment Income	Six Months Ended July 31, 2018
Interest	$8,291,488
Total investment income	$8,291,488

Expenses
Investment adviser fee	$1,062,156
Trustees’ fees and expenses	14,623
Custodian fee	90,339
Legal and accounting services	28,117
Miscellaneous	9,197
Total expenses	$1,204,432
Deduct —
Allocation of expenses to affiliate	$42,699
Total expense reductions	$42,699

Net expenses	$1,161,733

Net investment income	$7,129,755

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(3,989,731)
Net realized loss	$(3,989,731)
Change in unrealized appreciation (depreciation) —
Investments	$2,828,793
Net change in unrealized appreciation (depreciation)	$2,828,793

Net realized and unrealized loss	$(1,160,938)

Net increase in net assets from operations	$5,968,817

25	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2018

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended July 31, 2018 (Unaudited)	Year Ended January 31, 2018
From operations —
Net investment income	$7,129,755	$11,752,466
Net realized loss	(3,989,731)	(1,636,424)
Net change in unrealized appreciation (depreciation)	2,828,793	7,838,450
Net increase in net assets from operations	$5,968,817	$17,954,492
Capital transactions —
Contributions	$36,218,808	$211,735,515
Withdrawals	(51,921,254)	(55,926,844)
Portfolio transaction fee	132,196	432,365
Net increase (decrease) in net assets from capital transactions	$(15,570,250)	$156,241,036

Net increase (decrease) in net assets	$(9,601,433)	$174,195,528

Net Assets
At beginning of period	$676,299,824	$502,104,296
At end of period	$666,698,391	$676,299,824

26	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2018

Financial Highlights

Ratios/Supplemental Data	Six Months Ended July 31, 2018 (Unaudited)		Year Ended January 31, 2018	Period Ended January 31, 2017(1)
Ratios (as a percentage of average daily net assets):
Expenses(2)	0.35	%(3)	0.35%	0.35	%(3)
Net investment income	2.15	%(3)	2.01%	1.71	%(3)
Portfolio Turnover	40	%(4)	35%	30	%(4)

Total Return(2)	0.91	%(4)	3.83%	(0.80	)%(4)

Net assets, end of period (000’s omitted)	$666,698		$676,300	$502,104

(1)	For the period from the start of business, March 28, 2016, to January 31, 2017.

(2)

The investment adviser reimbursed certain operating expenses (equal to 0.01%, 0.01% and 0.02% of average daily net assets for the six months ended July 31, 2018, the year ended January 31, 2018 and the period ended January 31, 2017, respectively). Absent this reimbursement, total return would be lower.

(3)	Annualized.

(4)	Not annualized.

27	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2018

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

5-to-15 Year Laddered Municipal Bond Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to seek current income exempt from regular federal income tax. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At July 31, 2018, Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond Fund and Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond NextShares held an interest of 98.9% and 1.1%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of July 31, 2018, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

G  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that sufficient liquid assets will

28

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2018

Notes to Financial Statements (Unaudited) — continued

be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

H  Capital Transactions — To seek to protect the Portfolio (and, indirectly, other investors in the Portfolio) against the costs of accommodating investor inflows and outflows, the Portfolio imposes a fee (“Portfolio transaction fee”) on inflows and outflows by Portfolio investors. The Portfolio transaction fee is sized to cover the estimated cost to the Portfolio of, in connection with issuing interests, converting the cash and/or other instruments it receives to the desired composition and, in connection with redeeming its interests, converting Portfolio holdings to cash and/or other instruments to be distributed. Such fee, which may vary over time, is limited to amounts that have been authorized by the Board of Trustees and determined by Eaton Vance Management (EVM) to be appropriate. The maximum Portfolio transaction fee is 2% of the amount of net contributions or withdrawals. The Portfolio transaction fee is recorded as a component of capital transactions on the Statements of Changes in Net Assets.

I  Interim Financial Statements — The interim financial statements relating to July 31, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.32% of the Portfolio’s average daily net assets up to $1 billion and at reduced rates on average daily net assets of $1 billion or more, and is payable monthly. For the six months ended July 31, 2018, the Portfolio’s investment adviser fee amounted to $1,062,156 or 0.32% (annualized) of the Portfolio’s average daily net assets. Pursuant to a voluntary expense reimbursement, BMR was allocated $42,699 of the Portfolio’s operating expenses for the six months ended July 31, 2018.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended July 31, 2018, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $276,709,877 and $255,186,992, respectively, for the six months ended July 31, 2018.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2018, as determined on a federal income tax basis, were as follows:

Aggregate cost	$648,715,459

Gross unrealized appreciation	$5,433,047
Gross unrealized depreciation	(4,317,656)

Net unrealized appreciation	$1,115,391

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 30, 2018. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended July 31, 2018.

29

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2018

Notes to Financial Statements (Unaudited) — continued

6  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$649,830,850	$—	$649,830,850

Total Investments	$—	$649,830,850	$—	$649,830,850

At July 31, 2018, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

30

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond NextShares

July 31, 2018

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 24, 2018, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2018. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the fund’s investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

31

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond NextShares

July 31, 2018

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2018, with respect to one or more funds, the Board met seven times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and nine times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement of Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond NextShares (the “Fund”) with Eaton Vance Management (“EVM”), as well as the investment advisory agreement of 5-to-15 Year Laddered Municipal Bond Portfolio (the “Portfolio”), the portfolio in which the Fund invests, with Boston Management and Research (“BMR”) (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement for the Fund and the investment advisory agreement for the Portfolio (together, the “investment advisory agreements”).

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and the Portfolio by the applicable Adviser.

The Board considered each Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund and the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio. In particular, the Board considered the abilities and experience of each Adviser’s investment professionals in the Advisers’ tax-advantaged bond strategies and municipal research groups involved in managing the Fund and the Portfolio and other funds and accounts that invest primarily in municipal bonds and employ tax-advantaged bond and laddered strategies. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of each Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which each Adviser or its affiliates may be subject in managing the Fund and the Portfolio.

32

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond NextShares

July 31, 2018

Board of Trustees’ Contract Approval — continued

The Board considered the special attributes of the Fund relative to a traditional mutual fund and the benefits that are expected to be realized from an investment in the Fund, rather than a traditional mutual fund. The Board also considered the resources devoted by the applicable Adviser and its affiliates in developing and maintaining an infrastructure necessary to support the on-going operations of the Fund.

The Board noted that under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio.

The Board considered the compliance programs of each Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. In light of the Fund’s relatively brief operating history, the Board concluded that additional time is required to evaluate Fund performance.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund and by the Portfolio for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2017, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain factors identified by management in response to inquiries from the Contract Review Committee regarding the Fund’s expense ratio relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by each Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

33

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond NextShares

July 31, 2018

Officers and Trustees

Officers of Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond NextShares

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Officers of 5-to-15 Year Laddered Municipal Bond Portfolio

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond NextShares and 5-to-15 Year Laddered Municipal Bond Portfolio

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Scott E. Wennerholm

*	Interested Trustee

34

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits delivery of only one copy of fund shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Your broker may household the mailing of your documents indefinitely unless you instruct your broker otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact your broker. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by your broker.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

35

This Page Intentionally Left Blank

Investment Adviser of 5-to-15 Year Laddered Municipal Bond Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond NextShares

Eaton Vance Management

Two International Place

Boston, MA 02110

Distributor*

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer and Dividend Disbursing Agent

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

22627    7.31.18

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance NextShares Trust II

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 24, 2018

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 24, 2018